Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	$ 8,428	$ 14,226
Current	1,750,113	1,682,199
Total Loans	1,758,541	1,696,425
Recorded Investment Greater Than 90 Days and Accruing	977	1,807
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	4,828	6,052
Current	401,839	387,216
Total Loans	406,667	393,268
Recorded Investment Greater Than 90 Days and Accruing	673	1,434
Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Current	91,992	109,410
Total Loans	91,992	109,410
Recorded Investment Greater Than 90 Days and Accruing	0	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,812	3,551
Current	659,411	686,144
Total Loans	661,223	689,695
Recorded Investment Greater Than 90 Days and Accruing	0	80
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	546	1,947
Current	391,493	295,368
Total Loans	392,039	297,315
Recorded Investment Greater Than 90 Days and Accruing	113	22
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	422	1,629
Current	33,790	44,685
Total Loans	34,212	46,314
Recorded Investment Greater Than 90 Days and Accruing	0	100
Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	2	188
Current	8,950	9,005
Total Loans	8,952	9,193
Recorded Investment Greater Than 90 Days and Accruing	2	11
Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	41	205
Current	60,609	55,833
Total Loans	60,650	56,038
Recorded Investment Greater Than 90 Days and Accruing	41	17
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	139	41
Current	47,800	40,260
Total Loans	47,939	40,301
Recorded Investment Greater Than 90 Days and Accruing	0	0
Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	638	613
Current	54,229	54,278
Total Loans	54,867	54,891
Recorded Investment Greater Than 90 Days and Accruing	148	143
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	4,610	5,919
30-59 Days Past Due [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,631	3,311
30-59 Days Past Due [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
30-59 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	41
30-59 Days Past Due [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	433	1,872
30-59 Days Past Due [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	112	56
30-59 Days Past Due [Member] | Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	177
30-59 Days Past Due [Member] | Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	40
30-59 Days Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	2	37
30-59 Days Past Due [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	432	385
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	801	2,935
60-89 Days Past Due [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	524	1,307
60-89 Days Past Due [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
60-89 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	83	175
60-89 Days Past Due [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	53
60-89 Days Past Due [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	1,163
60-89 Days Past Due [Member] | Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
60-89 Days Past Due [Member] | Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	148
60-89 Days Past Due [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	137	4
60-89 Days Past Due [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	57	85
Nonaccrual and Greater than 90 Days [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,017	5,372
Nonaccrual and Greater than 90 Days [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	673	1,434
Nonaccrual and Greater than 90 Days [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Nonaccrual and Greater than 90 Days [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,729	3,335
Nonaccrual and Greater than 90 Days [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	113	22
Nonaccrual and Greater than 90 Days [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	310	410
Nonaccrual and Greater than 90 Days [Member] | Second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	2	11
Nonaccrual and Greater than 90 Days [Member] | Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	41	17
Nonaccrual and Greater than 90 Days [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Nonaccrual and Greater than 90 Days [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	$ 149	$ 143